Condensed Statement of Changes in Shareholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2019 shares
Statement of Stockholders' Equity [Abstract]
Sale of units, net of underwriting discounts and offering expenses Shares	30,000,000
Sale of private placement warrants	6,750,000